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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06591
Invesco Quality Municipal Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)    (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	MS-CE-QMINC-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—158.56%
Alabama—0.34%
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$1,000	$1,109,990

Alaska—0.66%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	1,905	2,162,975

Arizona—3.22%
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (b)	5.00%	07/01/36	1,605	1,811,547
Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 A, Ref. PCR (c)(d)	6.00%	05/01/14	650	704,048
Phoenix Civic Improvement Corp.;
Series 2002, Jr. Lien Water System RB (c)(e)	5.00%	07/01/12	3,800	3,815,086
Series 2002 B, Sr. Lien Airport RB (INS-NATL) (a)(f)	5.25%	07/01/32	3,000	3,003,000
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,175	1,239,366

				10,573,047

California—27.19%
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(g)	0.00%	08/01/35	1,575	478,958
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(g)	0.00%	08/01/36	2,545	699,697
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	600	640,854
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,095,520
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	4,170,920
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2006 A, RB	5.00%	08/15/28	645	694,923
Series 2006 A, RB	5.00%	08/15/32	5,000	5,325,950
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	2,450	2,654,697
California (State of);
Series 2003, Unlimited Tax GO Bonds (c)(e)	5.25%	08/01/13	4,855	5,139,260
Series 2003, Unlimited Tax GO Bonds	5.25%	02/01/19	145	152,771
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,145	1,233,898
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	1,145	1,286,602
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	3,000	3,162,240
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (b)(c)(e)	5.00%	01/01/28	5,000	6,779,150
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/40	4,685	995,562
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/41	4,535	909,540
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	2,235	2,586,096
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	4,500	4,504,140
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (b)	5.00%	05/15/35	3,350	3,744,329
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (b)	5.00%	07/01/43	3,030	3,403,690
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (c)(e)	5.00%	09/01/14	4,000	4,421,720
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(g)	0.00%	08/01/29	1,745	767,800
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	1,270	603,555
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Oakland (Port of);
Series 2002 L, RB (c)(e)(f)	5.00%	11/01/12	$110	$112,127
Series 2002 L, RB (c)(e)(f)	5.00%	11/01/12	445	453,606
Series 2002 L, RB (INS-NATL) (a)(f)	5.00%	11/01/21	890	901,881
Series 2002 L, RB (INS-NATL) (a)(f)	5.00%	11/01/32	3,555	3,563,532
Regents of the University of California;
Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/31	2,760	2,902,692
Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/35	2,240	2,337,014
Series 2009 O, General RB	5.25%	05/15/39	500	563,955
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	875	954,144
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	1,410	1,596,430
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	960	1,049,702
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/25	470	526,720
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/26	935	1,041,001
Series 2011 G, Ref. Second Series RB	5.25%	05/01/27	5,000	5,859,400
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	2,025	2,293,758
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	2,500	2,925,650
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)(d)	3.50%	05/31/13	1,000	1,001,210
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (g)	0.00%	04/01/14	1,350	1,317,586
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/32	10,100	3,527,425

				89,379,705

Colorado—3.35%
Boulder (County of) (University Corp. for Atmospheric Research);
Series 2002, Development RB (INS-NATL) (a)	5.38%	09/01/18	1,750	1,769,232
Series 2002, Development RB (INS-NATL) (a)	5.38%	09/01/21	1,750	1,767,448
Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. & Improvement Charter School RB (INS-SGI) (a)	5.25%	08/15/34	2,000	2,037,540
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	2,000	2,124,140
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,500	1,680,270
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	1,590	1,635,569

				11,014,199

Connecticut—0.88%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	2,700	2,879,496

Delaware—0.29%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/36	1,000	965,850

District of Columbia—1.88%
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	6,000	6,166,320

Florida—10.42%
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	1,365	1,564,795
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/27	995	1,129,186
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB (c)(d)(e)	5.25%	11/15/16	75	89,992
Series 2006 C, RB (d)	5.25%	11/15/36	2,925	3,102,811
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	$2,150	$2,248,190
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	2,000	2,311,460
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	1,250	1,405,275
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,500	1,607,505
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	565	666,090
Orange (County of); Series 2012 B, Ref. Sales Tax RB	5.00%	01/01/31	3,655	4,169,916
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	1,200	1,466,340
Series 2011, Ref. RB (b)	5.00%	10/01/31	1,560	1,777,526
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB	5.00%	08/15/42	6,000	6,355,740
Series 2007, Hospital RB (b)	5.00%	08/15/42	6,000	6,355,740

				34,250,566

Georgia—3.87%
Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/34	2,000	2,089,280
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(d)	2.50%	03/01/13	1,050	1,064,416
Georgia (State of) Road & Tollway Authority;
Series 2003, RB (c)(e)	5.00%	10/01/13	6,000	6,382,860
Series 2003, RB	5.00%	10/01/23	3,000	3,170,250

				12,706,806

Hawaii—4.04%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	770	845,799
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,925	2,082,330
Honolulu (City & County of);
Series 2003 A, Unlimited Tax GO Bonds (c)(e)	5.25%	03/01/13	8,590	8,914,788
Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	03/01/26	1,410	1,453,837

				13,296,754

Idaho—1.35%
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/23	2,600	3,075,540
Idaho (State of) Housing & Finance Association; Series 2000 E, Single Family Mortgage RB (f)	6.00%	01/01/32	540	541,021
Regents of the University of Idaho; Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	700	817,845

				4,434,406

Illinois—15.03%
Chicago (City of) (O’Hare International Airport); Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(f)	5.75%	01/01/23	4,000	4,215,520
Chicago (City of) Board of Education; Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	2,685	2,932,101
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	5,000	5,639,500
Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	1,380	1,556,502
Chicago (City of);
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(b)(h)	5.00%	01/01/37	7,250	7,598,580
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,500	1,655,445
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(f)	3.50%	05/01/13	2,200	2,256,188
Illinois (State of) (Illinois Fund of Infrastructure, Roads, Schools and Transit); Series 2002, Unlimited Tax GO Bonds (c)(e)	5.38%	07/01/12	5,000	5,021,550
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	$1,325	$1,407,919
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	830	956,857
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	1,670	1,893,813
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	1,650	1,876,793
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	645	812,700
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	2,360	2,602,608
Series 2010 A, Ref. RB	6.00%	08/15/38	1,235	1,370,949
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/41	1,440	1,605,787
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	1,375	1,512,101
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	2,000	2,308,200
Schaumburg (Village of); Series 2004 B, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	12/01/34	2,000	2,183,660

				49,406,773

Indiana—5.93%
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,735	1,811,635
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	1,405	1,585,542
Indiana Bond Bank Series 2001 A, State Revolving Fund RB	5.00%	02/01/23	2,505	2,603,472
Indiana Bond Bank; Series 2001 A, State Revolving Fund RB (c)(e)	5.00%	02/01/13	7,495	7,805,368
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/27	3,000	3,344,130
Marion (County of) Convention & Recreational Facilities Authority; Series 2003 A, Sr. Ref. Excise Taxes Lease Rental RB (c)(e)	5.00%	06/01/13	1,400	1,466,304
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (c)(d)	6.25%	06/02/14	820	894,144

				19,510,595

Iowa—1.34%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (b)(h)	5.00%	06/01/25	2,120	2,515,698
Series 2009 A, Special Obligation RB (b)(h)	5.00%	06/01/26	1,590	1,875,230

				4,390,928

Kansas—0.26%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	730	847,136

Kentucky—0.63%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	775	896,226
Series 2010 A, Hospital RB	6.50%	03/01/45	1,000	1,162,660

				2,058,886

Louisiana—0.83%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. — Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	1,150	1,292,117
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,365	1,423,791

				2,715,908

Maine—0.45%
Maine (State of) Turnpike Authority; Series 2012 A, RB	5.00%	07/01/37	1,300	1,475,669

Maryland—0.70%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	1,105	1,122,812
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland—(continued)
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	$1,080	$1,166,249

				2,289,061

Massachusetts—3.03%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,248,265
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,100	1,184,304
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	2,620	2,981,377
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	575	666,914
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (b)	5.00%	10/15/35	2,490	2,882,026

				9,962,886

Michigan—2.09%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	1,600	1,799,232
Wayne (Charter County of) (Detroit Metropolitan Wayne County Airport); Series 2002 D, Ref. Airport RB (INS-NATL) (a)(f)	5.50%	12/01/17	3,000	3,039,360
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/25	1,855	2,048,217

				6,886,809

Minnesota—0.61%
Western Minnesota Municipal Power Agency (Transmission); Series 2003 A, RB (INS-NATL) (a)	5.00%	01/01/30	2,000	2,020,880

Missouri—0.84%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	450	529,992
Series 2011 A, Ref. RB	5.50%	09/01/28	925	1,083,221
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,125	1,140,795

				2,754,008

Montana—0.55%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,600	1,812,928

Nebraska—0.78%
Omaha (City of) Public Power District; Series 2011 B, RB (b)	5.00%	02/01/36	2,250	2,566,215

Nevada—4.14%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	1,000	1,092,410
Clark (County of);
Series 2003 C, Jet Aviation Fuel Tax Airport System RB (INS-AMBAC) (a)(f)	5.38%	07/01/19	1,000	1,036,850
Series 2003 C, Jet Aviation Fuel Tax Airport System RB (INS-AMBAC) (a)(f)	5.38%	07/01/20	1,100	1,137,884
Series 2003 C, Jet Aviation Fuel Tax Airport System RB (INS-AMBAC) (a)(f)	5.38%	07/01/22	2,000	2,058,960
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(f)	5.50%	07/01/20	2,000	2,118,500
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	640	685,805
Las Vegas (City of) Valley Water District; Series 2003 A, Ref. & Improvement Limited Tax GO Bonds (c)(e)	5.25%	12/01/12	5,345	5,480,709

				13,611,118

New Jersey—7.23%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	935	1,036,634
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	2,000	2,513,520
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—(continued)
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/20	$5,000	$6,099,800
New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-NATL) (a)	5.00%	01/01/27	1,500	1,557,585
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/20	10,000	10,471,800
University of Medicine & Dentistry of New Jersey; Series 2004, COP (INS-NATL) (a)	5.25%	06/15/23	2,000	2,079,000

				23,758,339

New Mexico—0.41%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	1,250	1,363,413

New York—14.21%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	820	921,237
Series 2009, PILOT RB	6.38%	07/15/43	340	384,003
Metropolitan Transportation Authority; Series 2002 A, Ref. RB (INS-NATL) (a)	5.00%	11/15/25	10,000	10,176,900
New York (City of) Municipal Water Finance Authority; Series 2003 A, Water & Sewer System RB	5.00%	06/15/35	3,000	3,118,530
New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/28	2,040	2,444,981
Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/29	1,635	1,932,848
Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/30	1,635	1,859,175
Subseries 2011 D-1, Future Tax Sec. RB (b)	5.00%	11/01/33	1,725	1,990,081
Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	4,040	4,563,261
New York (City of) Trust for Cultural Resources (Museum of Modern Art);
Series 2008 1A, Ref. RB (b)	5.00%	04/01/26	1,935	2,208,512
Series 2008 1A, Ref. RB (b)	5.00%	04/01/27	2,815	3,200,908
New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/27	2,380	2,731,264
Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/28	2,380	2,722,339
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	1,100	1,399,904
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	2,715	3,176,251
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	2,280	2,671,020
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,120	1,220,822

				46,722,036

North Carolina—2.53%
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (b)	5.00%	06/01/39	5,880	6,323,234
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/36	1,755	1,997,067

				8,320,301

North Dakota—0.85%
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,750	2,789,297

Ohio—6.51%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	1,600	1,714,288
American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(b)	5.25%	02/15/33	5,100	5,631,216
Cuyahoga (County of) (Cleveland Clinic);
Series 2003, RB (c)(e)	6.00%	07/01/13	2,630	2,793,060
Series 2003 H, RB (c)(e)	6.00%	07/01/13	2,740	2,909,880
Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/36	1,590	1,726,517
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,425	1,653,071
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	$2,270	$2,455,573
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	410	463,829
Ohio State University (The); Series 2002 A, General Receipts RB (c)(e)	5.13%	12/01/12	2,000	2,049,520

				21,396,954

Oklahoma—0.43%
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	1,500	1,419,015

Oregon—0.61%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	685	820,945
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (i)	6.38%	11/01/33	1,145	1,201,094

				2,022,039

Pennsylvania—0.63%
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/28	1,350	1,306,071
Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/34	800	758,632

				2,064,703

Puerto Rico—4.01%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,100	1,108,184
Series 2012 A, Sr. Lien RB	5.25%	07/01/42	760	765,586
Series 2012 A, Sr. Lien RB	6.00%	07/01/47	610	659,075
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,500	1,611,210
Series 2010 XX, RB	5.25%	07/01/40	1,300	1,337,440
Series 2012 A, RB	5.00%	07/01/42	2,375	2,403,999
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	1,225	1,312,220
First Subseries 2010 A, RB	5.50%	08/01/42	1,400	1,504,384
First Subseries 2010 C, RB	5.25%	08/01/41	2,350	2,496,428

				13,198,526

South Carolina—4.90%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/29	3,000	3,327,360
Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	345	348,074
South Carolina (State of) Public Service Authority;
Series 2002 D, Ref. RB (c)(e)	5.00%	01/01/13	2,060	2,118,298
Series 2002 D, Ref. RB (c)(e)	5.00%	01/01/13	2,940	3,022,673
Series 2003 A, Ref. RB (b)(c)(e)	5.00%	01/01/22	7,000	7,307,510

				16,123,915

Texas—12.54%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (f)	4.85%	04/01/21	2,000	2,145,120
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	2,500	2,748,150
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs.	5.00%	06/15/35	2,500	2,877,575
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	1,045	1,143,847
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	2,380	3,110,160
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	600	655,608
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	$5,120	$5,563,597
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,303,760
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/33	2,700	3,118,824
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/36	1,890	2,151,595
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,250	2,457,765
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	700	761,957
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/28	8,600	4,314,964
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/31	1,650	699,072
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	475	469,713
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	915	1,074,457
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	5,100	5,618,364

				41,214,528

Vermont—0.76%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,500	2,513,625

Virgin Islands—0.37%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,125	1,217,846

Virginia—0.27%
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	5.50%	01/01/42	845	888,357

Washington—6.88%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (f)	5.50%	07/01/25	925	1,101,971
Energy Northwest (Columbia Generating Station); Series 2002 A, Ref. Electric RB (INS-NATL) (a)	5.75%	07/01/18	5,000	5,021,750
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/31	1,250	1,439,800
Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds (c)(e)	5.13%	06/01/15	2,500	2,847,875
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	1,410	1,513,945
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS-AGM) (a)	5.25%	10/01/33	1,500	1,643,295
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/29	3,725	4,416,993
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/30	3,915	4,630,897

				22,616,526

Wisconsin—0.72%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	2,250	2,357,346

TOTAL INVESTMENTS(j)—158.56% (Cost $481,762,885)				521,236,680

Floating Rate Note Obligations—(24.32)%
Notes with interest rates ranging from 0.14% to 0.38% at 05/31/2012 and contractual maturities of collateral ranging from 01/01/22 to 07/01/43 (See Note 1D) (k)				(79,940,000)

OTHER ASSETS LESS LIABILITIES—1.29%				4,244,228

PREFERRED SHARES—(35.53)%				(116,800,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$328,740,908

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.

BAN	—	Bond Anticipation Notes

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

Conv.	—	Convertible

COP	—	Certificates of Participation

Ctfs.	—	Certificates

GO	—	General Obligation

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

Jr.	—	Junior

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

PILOT	—	Payment-in-Lieu-of-Tax

RAB	—	Revenue Anticipation Bonds

RB	—	Revenue Bonds

Ref.	—	Refunding

Sec.	—	Secured

SGI	—	Syncora Guarantee, Inc.

Sr.	—	Senior

Sub.	—	Subordinated
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,335,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2012 represented 0.37% of the Trust’s Net Assets.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	12.1%

Assured Guaranty Municipal Corp.	6.7

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $137,345,829 are held by Dealer Trusts and serve as collateral for the $79,940,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Invesco Quality Municipal Income Trust

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$521,236,680	$—	$521,236,680

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $34,979,921 and $19,795,331, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$37,853,266

Aggregate unrealized (depreciation) of investment securities	(114,774)

Net unrealized appreciation of investment securities	$37,738,492

Cost of investments for tax purposes is $483,498,188.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which Invesco Quality Municipal Investment Trust and Invesco Quality Municipal Securities (each a “Target Trust”) would merge with and into the Trust in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the merger, all of the assets and liabilities of each Trust will become assets and liabilities of the Trust and each Target Trust’s shareholders will become shareholders of the Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
Invesco Quality Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.